EARNINGS PER SHARE (Schedule of weighted average shares used in earnings per share) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Weighted average number of shares used in the computation of basic earnings per share	19,874	19,894	20,000
Weighted average number of shares used in the computation of diluted earnings per share	19,874	19,894	20,000